Aug. 12, 2022
Class P2 Prospectus | PACE Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE® Select Advisors Trust

August 12, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated BlackRock Financial Management, Inc. ("BlackRock") as subadvisor to the fund and BlackRock International Limited as sub-sub-advisor to the fund, effective as of the close of business on August 12, 2022. In addition, at the recommendation of UBS AM, the Board has appointed Brown Brothers Harriman & Co., through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

Second, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Strategic Fixed Income Investments, a series of the Trust. At the recommendation of UBS AM, the Board has appointed BBH to serve as a new subadvisor to the fund. BBH assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on August 12, 2022.

Third, this supplement updates certain information in the Prospectuses regarding PACE® International Emerging Markets Equity Investments' principal risks.

Lastly, this supplement updates certain information regarding the portfolio management teams of certain subadvisors to PACE® Large Co Value Equity Investments, PACE® Large Co Growth Equity Investments, PACE® International Equity Investments, PACE® International Emerging Markets Equity Investments, PACE® Global Real Estate Securities Investments, and PACE® Alternative Strategies Investments.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Intermediate Fixed Income Investments

All references to "BlackRock Financial Management, Inc." or "BlackRock Financial" as a subadvisor and "BlackRock International Limited" or "BlackRock International" as sub-sub-advisor to PACE Intermediate Fixed Income Investments in the Prospectuses and SAI are hereby deleted.

II. PACE Strategic Fixed Income Investments

III. PACE International Emerging Markets Equity Investments

The same section of each Prospectus is revised by adding the following as the last sentence of the second paragraph of that section:

The fund may also invest in equity securities, such as preferred shares and securities convertible into stocks.

The same section of each Prospectus is revised by ordering the principal risks of the fund as follows: Interest rate risk; Credit risk; High yield securities ("junk bonds") risk; Mortgage-related securities; Prepayment risk; US government securities risk; Municipal securities risk; Structured security risk; Investment company risk; Portfolio turnover risk; Loan investments risk; Foreign investing risk; Equity risk; Market risk; Liquidity risk; Leverage associated with financial instruments; Derivatives risk; Swap agreement risk; Management risk.